File No. 333-196667

As filed with the SEC on October 1, 2014

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☑
(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Thomas Early , Esquire

Goodwin Procter LLP

601 S. Figueroa St.

41st Floor

Los Angeles, CA 90017

Acquisition of the assets of

TREASURY CASH SERIES II

a portfolio of Cash Trust Series II

By and in exchange for Trust Shares of

FEDERATED TREASURY OBLIGATIONS FUND

a portfolio of Money Market Obligations Trust

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Trust Shares without par value, of Federated Treasury Obligations Fund

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

MONEY MARKET OBLIGATIONS TRUST

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-14 (File No. 333-196667) consists of the following:

Cover Sheet

Contents of Registration Statement

Part A — The definitive Proxy Statement and Prospectus of the Registrant as filed on July 23, 2014 pursuant to Rule 497 is incorporated herein by reference.

Part B — The definitive Statement of Additional Information of the Registrant as filed on July 23, 2014 pursuant to Rule 497 is incorporated herein by reference.

Part C — Other Information

Signature Page

Exhibits — The sole purpose of this Post-Effective Amendment is to file as an exhibit a conformed copy of the opinion of counsel regarding the tax consequences of the reorganization described in the Registrant’s Registration Statement on Form N-14, filed on June 11, 2014.

PART C. OTHER INFORMATION.

Item 15	Indemnification

(1) Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 2 of Article XI of Registrant’s Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

(2) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

(3) Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16	Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18; (35)

1.2	Amendment No. 19; (42)

1.3	Amendment No. 20; (43)

1.4	Amendment No. 21; (50)

1.5	Amendment No. 22; (55)

1.6	Amendment No. 23; (57)

1.7	Amendment No. 24; (58)

1.8	Amendment Nos. 25 and 26; (59)

1.9	Amendment Nos. 27 and 28; (62)

1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used); (76)

1.11	Amendment No. 34; (78)

1.12	Amendment No. 35; (79)

1.13	Amendment No. 36; (81)

1.14	Amendment No. 37; (83)

1.15	Amendment No. 38; (85)

1.16	Amendment No. 39; (88)

1.17	Amendment No. 40; (92)

1.18	Amendment No. 41; (95)
2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4; (35)

2.2	Amendment No. 5; (42)

2.3	Amendment No. 6; (46)

2.4	Amendment No. 7; (52)

2.5	Amendment No. 8; (59)

2.6	Amendment No. 9; (60)

2.7	Amendment No. 10; (65)

2.8	Amendment No. 11; (92)
3.	Not applicable;

4.	The Registrant hereby incorporates the Form of Agreement and Plan of Reorganization that was filed as Annex A-1 to the Prospectus /Proxy Statement filed pursuant to Rule 497 on July 23, 2014;

5.	See Exhibits 1 and 2;

6.1	Conformed Copy of Amended and Restated Investment Advisory Contract Exhibits A-PP; (35)

6.2	Conformed copy of Amendment to the Investment Advisory Contract; (38)

6.3	Exhibit QQ; (44)

6.4	Exhibits RR-TT; (56)

6.5	Amendment #1 to Exhibit H; (58)

6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ; (62)

6.7	Amendment #1 to Exhibit OO; (65)

6.8	Conformed copy of Investment Advisory Contract including Exhibit A (Passport Research); (71)

6.9	Conformed copy of Investment Advisory Contract dtd. 3/1/1995 between FAS and MMOT; (82)
7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R; (35)

7.2	Exhibit S-W; (54)

7.3	Conformed copy of Amendment to the Distributor’s Contract; (38)

7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares); (23)

7.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995 (File Nos. 33-38550 and 811-6269);

7.6	Conformed copy of Amendment to the Distributor’s Contract; (46)

7.7	Exhibits X-Y; (57)

7.8	Exhibit U; (58)

7.9	Exhibit Z; (62)

7.10	Exhibit AA and Exhibit K; (63)

7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares; (78)

7.12	Exhibit BB; (92)
8.	Not applicable;

9.1	Conformed copy of Custodian Agreement; (8)

9.2	Conformed copy of Custodian Fee Schedule; (17)

9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust) and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company; (62)

9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York; (63)

9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves; (65)

9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York; (69)

9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009; (75)

9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993; (76)

9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10; (78)

9.10	Conformed Copy of Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York; (82)
9.11

Conformed copy of Fifth Amendment dated March 25, 2011 and Exhibit 1 (revised 1/31/14) to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993; (92)

9.12	Conformed copy of Eleventh Amendment dated August 1, 2012 to the Custody Agreement dated June 7, 2005, between the funds listed on Schedule 1 and The Bank of New York Mellon; (92)
10.1	Conformed copy of Distribution Plan and Exhibits A-I; (53)

10.2	Exhibits J-K; (55)

10.3	The responses described in Item 23(e)(iv) of the Registration Statement on Form N-1A, filed with the Commission on September 26, 2014 are hereby incorporated by reference; (79)

10.4	Exhibit L; (57)

10.5	Exhibit K; (58)

10.6	Exhibit M; (62)

10.7	Conformed copy of Schedule A to the Distribution Plan for Class B Shares; (78)

11.1	The Registrant hereby incorporates the Opinion and Consent of Counsel as to legality of Shares being issued from Item 11 of the Registrant’s Registration Statement on Form N-14, filed with the SEC on June 11, 2014 (File No. 333-196667);

12.1	Conformed copy of opinion regarding tax consequences of Reorganization of Treasury Cash Series II; (+)

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares); (23)

13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust – Class B Shares); (23)

13.3	The responses described in Item 23(e)(iv) of the Registration Statement on Form N-1A, filed with the Commission on February 28, 2011 are hereby incorporated by reference; (79)

13.4	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (the “SEC”) on July 29, 2004 (File Nos. 33-29838 and 811-5843);

13.5	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the SEC on April 26, 2006 (File Nos. 33-60411 and 811-07309);

13.6	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the SEC on November 29, 2004 (File Nos. 33-50773 and 811-7155);

13.7	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the SEC on April 26, 2006 (File Nos. 33-60411 and 811-07309);

13.8	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the SEC on July 27, 2005 (File Nos. 33-29838 and 811-5843);

13.9	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the SEC on September 28, 2005 (File Nos. 33-54445 and 811-7193);

13.10	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the SEC on September 28, 2005 (File Nos. 33-54445 and 811-7193);

13.11	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the SEC on September 28, 2005 (File Nos. 33-54445 and 811-7193);

13.12	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services; (62)

13.13	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services; (65)

13.14	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company; (74)

13.15	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009; (75)

13.16	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010; (76)

13.17	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010); (76)

13.18	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001; (76)

13.19	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010; (76)

13.20	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares; (78)

13.21	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares; (78)

13.22	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010; (78)

13.23	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010; (78)

13.24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010; (78)

13.25	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011; (79)

13.26	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company; (82)
13.27	Conformed copy of Fund Accounting Agreement dated March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon; (82)

13.28	Conformed copy of Agreement for Transfer Agency Services dtd. November 1, 1998 between TFIT and Edward Jones; (82)
13.29	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012; (87)

13.30	Conformed copy of Compliance Support Services Addendum to Fund Accounting Agreement dated as of May 31, 2012; (87)
13.31

Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012, including the 1st Amendment to the Amended and Restated Agreement for Administrative Services dated March 1, 2013; (89)

13.32	Conformed copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 4/30/14); (95)
13.33	Copy of Schedule 1 to Second Amended and Restated Services Agreement (revised as of 9/1/14); (97)
13.34	Copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 9/19/14); (97)

14.1	The Registrant hereby incorporates the Consent of Independent Registered Public Accounting Firms from Item 14.1 of the Registrant’s Registration Statement on Form N-14, filed with the SEC on June 11, 2014 (File No. 333-196667);

15.	Not applicable;

16.1	The Registrant hereby incorporates the Unanimous Consent of Trustees for Power of Attorney from Item 16.1 of the Registrant’s Registration Statement on Form N-14, filed with the SEC on June 11, 2014 (File No. 333-196667);

16.2	The Registrant hereby incorporates the Power of Attorney of the Registrant from Item 11 of the Registrant’s Registration Statement on Form N-14, filed with the SEC on June 11, 2014 (File No. 333-196667);

17	The Registrant hereby incorporates the Form of Proxy Card from Item 17 of the Registrant’s Registration Statement on Form N-14, filed with the SEC on June 11, 2014 (File No. 333-196667);

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)

1	Initial Registration Statement filed October 20, 1989

8	PEA No. 8 filed June 1, 1994

12	PEA No. 16 filed September 29, 1995

17	PEA No. 24 filed September 28, 1998

18	PEA No. 25 filed February 12, 1999

21	PEA No. 33 filed August 27, 1999

23	PEA No. 36 filed October 29, 1999

24	PEA No. 37 filed November 17, 1999

26	PEA No. 39 filed February 25, 2000

30	PEA No. 46 filed September 28, 2000

31	PEA No. 47 filed December 14, 2000

32	PEA No. 48 filed December 26, 2000

35	PEA No. 51 filed May 29, 2001

36	PEA No. 52 filed June 25, 2001

37	PEA No. 53 filed September 14, 2001

38	PEA No. 54 filed September 28, 2001

39	PEA No. 56 filed May 28, 2002

40	PEA No. 57 filed on June 28, 2002

41	PEA No. 58 filed on September 30, 2002

42	PEA No. 59 filed on December 20, 2002

43	PEA No. 62 filed on May 30, 2003

44	PEA No. 63 filed on June 30, 2003

45	PEA No. 64 filed on September 30, 2003

46	PEA No. 65 filed on December 30, 2003

47	PEA No. 66 filed on February 26, 2004

48	PEA No. 67 filed on May 27, 2004

49	PEA No. 68 filed on June 29, 2004

50	PEA No. 69 filed on June 29, 2004

51	PEA No. 70 filed on September 29, 2004

52	PEA No. 73 filed on December 3, 2004

53	PEA No. 74 filed on December 30, 2004

54	PEA No. 77 filed on February 25, 2005

55	PEA No. 79 filed on May 2, 2005

56	PEA No. 80 filed on May 27, 2005

57	PEA No. 81 filed on June 28, 2005

58	PEA No. 82 filed on September 30, 2005

59	PEA No. 83 filed on February 27, 2006

60	PEA No. 84 filed on May 26, 2006

61	PEA No. 86 filed on September 29, 2006

62	PEA No. 87 filed on February 27, 2007

63	PEA No. 91 filed on September 28, 2007

64	PEA No. 92 filed on October 19, 2007

65	PEA No. 96 filed on December 17, 2007

66	PEA No. 96 filed on February 29, 2008

67	PEA No. 98 filed on May 23, 2008

68	PEA No. 99 filed on June 27, 2008

69	PEA No. 102 filed on September 29, 2008

70	PEA No. 103 filed on February 27, 2009

71	PEA No. 104 filed on May 29, 2009

72	PEA No. 105 filed on June 26, 2009

73	PEA No. 106 filed on September 28, 2009

74	PEA No. 107 filed on December 23, 2009

75	PEA No. 109 filed on February 26, 2010

76	PEA No. 110 filed on May 24, 2010

77	PEA No. 111 filed on June 25, 2010

78	PEA No. 112 filed on September 28, 2010

79	PEA No. 114 filed on February 28, 2011
81	PEA No. 119 filed on June 28, 2011
83	PEA No. 124 filed on September 27, 2011
85	PEA No. 128 filed on June 25, 2012
87	PEA No. 132 filed on September 27, 2012
88	PEA No. 134 filed on February 27, 2013
89	PEA No. 136 filed on May 24, 2013
92	PEA No. 143 filed on February 26, 2014
95	PEA No. 149 filed on May 23, 2014
97	PEA No. 154 filed on September 26, 2014

Item 17	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this post-effective amendment no. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of October 2014.

MONEY MARKET OBLIGATIONS TRUST

By: /s/ Justine S. Patrick
Justine S. Patrick, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment no. 1 to its Registration Statement on Form N-14 has been signed below by the following persons on October 1, 2014 in the capacities indicated:

NAME	TITLE

By: /s/ Justine S. Patrick Justine S. Patrick ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below

NAME	TITLE

John F. Donahue*	Trustee

J. Christopher Donahue*	President (Principal Executive Officer) and Trustee

Lori A. Hensler*	Treasurer (Principal Financial Officer)

John T. Collins*	Trustee

Maureen Lally-Green*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.*	Trustee

P. Jerome Richey*	Trustee

John S. Walsh*	Trustee

*By Power of Attorney